Intangible Assets and Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011
Intangible assets with definite lives:
Patents and trademarks - gross	$ 7,947	$ 6,660
Less accumulated amortization	2,976	2,629
Patents and trademarks - net	4,971	4,031
Other intangibles - gross	8,716	7,674
Less accumulated amortization	3,432	2,880
Other intangibles - net	5,284	4,794
Intangible assets with indefinite lives:
Trademarks	6,034	5,954
Purchased in-process research and development	1,849	1,937
Total intangible assets with indefinite lives	7,883	7,891
Total intangible assets - net	18,138	16,716
Goodwill
Goodwill, Beginning Balance	15,294	14,862
Acquisitions	987	397
Currency translation/other	(143)	35
Goodwill, Ending Balance	16,138	15,294
Consumer [Member]
Goodwill
Goodwill, Beginning Balance	8,144	8,074
Acquisitions	251
Currency translation/other	(97)	70
Goodwill, Ending Balance	8,298	8,144
Pharmaceutical [Member]
Goodwill
Goodwill, Beginning Balance	1,225	1,244
Acquisitions	538
Currency translation/other	(42)	(19)
Goodwill, Ending Balance	1,721	1,225
Medical Devices and Diagnostics [Member]
Goodwill
Goodwill, Beginning Balance	5,925	5,544
Acquisitions	198	397
Currency translation/other	(4)	(16)
Goodwill, Ending Balance	$ 6,119	$ 5,925